CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests	Total
Beginning Balance (in shares) at Mar. 31, 2013	290,150,160
Beginning Balance at Mar. 31, 2013	¥ 66,551	¥ 70,518	¥ 322,638	¥ 12,953	¥ (57,007)	¥ 415,653	¥ 38,164	¥ 453,817
Comprehensive income (loss):
Net income			56,272			56,272	2,505	58,777
Other comprehensive income (loss)
Foreign currency translation adjustments				41,904		41,904	1,525	43,429
Net unrealized gains and losses on securities				2,998		2,998	(18)	2,980
Net gains and losses on derivative instruments				(266)		(266)		(266)
Pension liability adjustments				789		789	(51)	738
Total other comprehensive income (loss)						45,425	1,456	46,881
Total comprehensive income (loss)						101,697	3,961	105,658
Purchase of treasury stock					(2,838)	(2,838)		(2,838)
Change in ownership of subsidiaries in connection with share exchange transaction		(4,279)			20,655	16,376	(16,376)
Dividends paid to shareholders of Nidec Corporation			(11,425)			(11,425)		(11,425)
Dividends paid to noncontrolling interests							(894)	(894)
Capital transaction with consolidated subsidiaries and other		(1,042)			(450)	(1,492)	(2,033)	(3,525)
Ending Balance (in shares) at Mar. 31, 2014	290,150,160
Ending Balance at Mar. 31, 2014	¥ 66,551	65,197	367,485	58,378	(39,640)	517,971	22,822	540,793
Comprehensive income (loss):
Net income			76,015			76,015	2,073	78,088
Other comprehensive income (loss)
Foreign currency translation adjustments				76,792		76,792	961	77,753
Net unrealized gains and losses on securities				3,227		3,227	16	3,243
Net gains and losses on derivative instruments				(1,048)		(1,048)		(1,048)
Pension liability adjustments				(2,521)		(2,521)	(13)	(2,534)
Total other comprehensive income (loss)						76,450	964	77,414
Total comprehensive income (loss)						152,465	3,037	155,502
Conversion of convertible bond	¥ 10,520	34,582			29,130	74,232		74,232
Conversion of convertible bond (in shares)	3,958,256
Purchase of treasury stock					(2,159)	(2,159)		(2,159)
Change in ownership of subsidiaries in connection with share exchange transaction		5,175			11,960	17,135	(17,135)
Dividends paid to shareholders of Nidec Corporation			(15,859)			(15,859)		(15,859)
Dividends paid to noncontrolling interests							(611)	(611)
Capital transaction with consolidated subsidiaries and other		505			682	1,187	14	¥ 1,201
Ending Balance (in shares) at Mar. 31, 2015	294,108,416							294,108,416
Ending Balance at Mar. 31, 2015	¥ 77,071	105,459	427,641	134,828	(27)	744,972	8,127	¥ 753,099
Comprehensive income (loss):
Net income			91,810			91,810	1,053	92,863
Other comprehensive income (loss)
Foreign currency translation adjustments				(53,708)		(53,708)	(783)	(54,491)
Net unrealized gains and losses on securities				(3,714)		(3,714)		(3,714)
Net gains and losses on derivative instruments				326		326		326
Pension liability adjustments				(1,003)		(1,003)	22	(981)
Total other comprehensive income (loss)						(58,099)	(761)	(58,860)
Total comprehensive income (loss)						33,711	292	34,003
Conversion of convertible bond	¥ 10,713	10,628			22	21,363		21,363
Conversion of convertible bond (in shares)	4,033,818
Purchase of treasury stock					(12,133)	(12,133)		(12,133)
Dividends paid to shareholders of Nidec Corporation			(23,690)			(23,690)		(23,690)
Dividends paid to noncontrolling interests							(54)	(54)
Capital transaction with consolidated subsidiaries and other		(29)			27	(2)	(81)	¥ (83)
Ending Balance (in shares) at Mar. 31, 2016	298,142,234							298,142,234
Ending Balance at Mar. 31, 2016	¥ 87,784	¥ 116,058	¥ 495,761	¥ 76,729	¥ (12,111)	¥ 764,221	¥ 8,284	¥ 772,505